Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
Schedule of cash and cash equivalents

		$ million
	2019	2018
Cash	6,462	6,148
Term bank deposits	10,296	13,105
Cash equivalents (excluding term bank deposits)	5,714	3,215
	22,472	22,468